EMPLOYEE BENEFITS (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Current			$ 5,965	$ 5,656
Non-current			69,464	64,895
Total	$ 70,551	$ 71,763	$ 75,429	$ 70,551
Opening balance	70,551	71,763
Business combinations	462	0
Current service cost	5,884	5,201
Interest cost	3,855	3,723
(Gains) losses from changes in actuarial assumptions	6,095	(172)
Actuarial gains and losses arising from experience	(3,440)	(1,685)
Benefits paid	(3,028)	(4,773)
Costs from past services	0	4,710
Increase (decrease) for foreign currency exchange rates changes	(4,950)	(8,216)
Closing balance	$ 75,429	$ 70,551